Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2018 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2017 | shares	819,670
Granted | shares	427,642
Vested | shares	(259,152)
Forfeited/Cancelled | shares	(196,716)
Unvested, December 31, 2018 | shares	791,444
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2017 | $ / shares	$ 1,899
Granted | $ / shares	2,232
Vested | $ / shares	1,920
Forfeited/Cancelled | $ / shares	1,952
Unvested, December 31, 2018 | $ / shares	$ 2,060